[front cover]

AMERICAN CENTURY
Fund Profile

Select Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

[photo of woman on sitting on bench, photo of hand holding pencil]

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

SELECT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of large companies that they believe will increase in value over time.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Select essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Select's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Select may invest in securities of foreign companies.
    Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
    States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Select is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Select                                        American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Select's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]

        Calendar Year-By-Year Returns(1)
        2000        -8.71%
        1999        22.23%
        1998        35.65%
        1997        32.19%
        1996        19.22%
        1995        22.67%
        1994        -8.04%
        1993        14.67%
        1992        -4.45%
        1991        31.58%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Select's year-to-date return was -23.87%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Select                    22.30% (4Q 1998)        -14.64% (1Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                  1 YEAR       5 YEARS      10 YEARS        LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Select            -31.35%        10.02%        9.64%           15.39%
               S&P 500 Index     -26.63%        10.22%        12.70%          11.91%

        (1)Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee              $25(1)

        (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               1.00%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year         3 years        5 years        10 years
                   $102            $318           $551           $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

Select                                                         Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Select team:

    JERRY SULLIVAN, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in February
    2000. Before joining American Century, he was a Portfolio Manager with the
    Franklin Templeton Group from March 1998 to October 1999 and with Sun
    America in New York from February 1996 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of
    Business.

    KEN H. CRAWFORD, Vice President and Portfolio Manager, has been a member of the team that manages Select since June 1999. He joined American Century in
    June 1995 as an Investment Analyst and was promoted to Portfolio Manager in
    June 1999. From June 1995 to December 1997 he served as an Investment
    Analyst on the Select team and from December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for
    Texas Commerce Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

Select                                                         Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Select                                        American Century Investments

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26982   0110                American Century Investment Services, Inc.

[front cover]

AMERICAN CENTURY
Fund Profile

Heritage Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

HERITAGE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Heritage essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Although the fund can purchase securities of any size company, the fund managers will tend to invest in medium- and smaller-sized companies with smaller share trading volume.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Heritage may invest in securities of foreign companies.
    Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
    States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Heritage is intended for investors who seek long-term capital growth through an aggressive equity fund

Heritage                                            American Century Investments

    and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Heritage's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]

    Calendar Year-By-Year Returns(1)

    2000     17.39%
    1999     51.28%
    1998     -0.15%
    1997     19.35%
    1996     15.31%
    1995     26.66%
    1994     -6.32%
    1993     20.43%
    1992     10.13%
    1991     35.98%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Heritage's year-to-date return was -30.10%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Heritage                  40.37% (4Q 1999)        -21.16% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P MidCap 400, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons because it is viewed as a proxy for the mid-cap market. The companies comprising the index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                                     1 YEAR        5 YEARS     10 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Heritage             -36.72%         8.94%       11.38%       13.36%
               S&P MidCap 400       -19.00%        13.67%       14.45%       16.33%(2)

        (1) The inception date for Heritage is November 10, 1987.

        (2) Since October 31, 1987, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

        (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                   1.00%
          Distribution and Service (12b-1) Fees            None
          Other Expenses                                   0.00%(1)
          Total Annual Fund Operating Expenses             1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Heritage                                                       Fund Profile

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year         3 years       5 years         10 years
                   $102            $318          $551            $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio manager who leads the Heritage team:

    LINDA K. PETERSON, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American
    Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until
    February 1998. She has a bachelor's degree in finance from the University of
    Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a Chartered Financial Analyst.

    KURT R. STALZER, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January
    2000. Before joining American Century, he was a Portfolio Manager for
    Scudder Kemper Investments from January 1997 to October 1999 and for Munder
    Capital Management from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Heritage for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

Heritage                                                       Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Heritage                                      American Century Investments

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26984   0110                American Century Investment Services, Inc.

[front cover]

AMERICAN CENTURY
Fund Profile

Growth Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for large company stocks that they believe will increase in value over time. They use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Growth may invest in securities of foreign companies.
    Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
    States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Growth                                        American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Growth's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]

    Calendar Year-By-Year Returns(1)
    2000     -14.71%
    1999      34.68%
    1998      36.77%
    1997      29.28%
    1996      15.01%
    1995      20.35%
    1994      -1.49%
    1993       3.76%
    1992      -4.29%
    1991      69.02%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Growth's year-to-date return was -29.04%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Growth                    28.45% (1Q 1991)        -19.33% (1Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included for performance comparisons.

                                     1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Growth                -40.93%        8.24%        9.08%         16.40%
               Russell 1000
                  Growth Index       -45.64%        6.50%       10.58%         N/A(2)
               S&P 500 Index         -26.63%       10.22%       12.70%         11.91%

        (1) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

        (2) Benchmark began January 1, 1979.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

        (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                    1.00%
         Distribution and Service (12b-1) Fees              None
         Other Expenses                                    0.00%(1)
         Total Annual Fund Operating Expenses              1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                 1 year        3 years        5 years          10 years
                 $102           $318           $551             $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

Growth                                                         Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Growth team:

    C. KIM GOODWIN, Chief Investment Officer - U.S. Growth Equities, Senior Vice
    President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. As Chief
    Investment Officer - U.S. Growth Equities, she oversees the investment discipline used by the fund and nine other growth funds. Before joining
    American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and
    Portfolio Manager at Prudential Investments from February 1993 to April
    1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

    GREGORY J. WOODHAMS, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in
    September 1997 as an Investment Analyst. He was promoted to Portfolio
    Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce
    Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

    E.A. PRESCOTT LEGARD, Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
    1999, he was an analyst for USAA Investment Management from March 1998 to
    March 1999 and a Portfolio Manager for Commerce Bancshares from November
    1993 to February 1998. He has a bachelor's degree in economics from DePauw
    University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Growth                                           American Century Investments

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Growth                                                          Fund Profile

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM   [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26983   0110                American Century Investment Services, Inc.

[front cover]

AMERICAN CENTURY
Fund Profile

Ultra(reg.sm) Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

ULTRA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Ultra may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Ultra                                         American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Ultra's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]

    Calendar Year-By-Year Returns(1)

    2000    -19.91%
    1999     41.46%
    1998     34.55%
    1997     23.13%
    1996     13.85%
    1995     37.68%
    1994     -3.62%
    1993     21.81%
    1992      1.27%
    1991     86.45%

        (1) As of September 30, 2001, the most recent calendar quarter, Ultra's year-to-date return was -24.50%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Ultra                     40.75% (1Q 1991)        -17.49% (1Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1 YEAR       5 YEARS      10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Ultra                  -37.25%       7.51%         12.15%       15.10%
               S&P 500 Index          -26.63%      10.22%         12.70%       14.81%(2)

        (1) The inception date for Ultra is November 2, 1981.

        (2) Since October 31, 1981, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The Board of Directors accepted a reduced fee for the management services provided to the fund effective August 1, 2000.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

        (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                   0.99%(1)
         Distribution and Service (12b-1) Fees            None
         Other Expenses                                   0.00%(2)
         Total Annual Fund Operating Expenses             0.99%

        (1) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule.
        As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                 1 year         3 years        5 years        10 years
                 $101            $314           $545           $1,208

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

Ultra                                                          Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Ultra team:

    JAMES E. STOWERS III, Co-Chairman and Portfolio Manager, joined American
    Century as a Portfolio Manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from
    Arizona State University.

    JOHN R. SYKORA, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined
    American Century in May 1994 as an Investment Analyst and was promoted to
    Portfolio Manager in August 1997. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan
    State University. He is a Chartered Financial Analyst.

    BRUCE A. WIMBERLY, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American
    Century in September 1994 as an Investment Analyst. He has a bachelor of arts from Middlebury College and an MBA in finance from the Kellogg Graduate
    School of Management, Northwestern University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

Ultra                                         American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

    ULTRA is a registered service mark of American Century Services Corporation.

Ultra                                         American Century Investments

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26985   0110                American Century Investment Services, Inc.

[front cover]

American Century
Fund Profile

Vista(sm) Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

VISTA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Vista seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Vista essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Vista's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Vista may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and

Vista                                               American Century Investments

    who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Vista's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data from bar chart]

    Calendar Year-By-Year Returns (1)
         2000         -0.98%
         1999        119.11%
         1998         -14.25%
         1997         -8.68%
         1996          7.56%
         1995         46.13%
         1994          4.68%
         1993          5.54%
         1992         -2.13%
         1991         73.69%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Vista's year-to-date return was -29.09%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Vista                     72.22% (4Q 1999)        -27.52% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Russell 2500 Growth
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                       1 YEAR       5 YEARS    10 YEARS        LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Vista                   -41.90%        2.37%       9.66%           11.10%
               Russell 2500
                 Growth Index          -42.88%        1.99%       8.14%           N/A(2)

        (1) The inception date for the fund is November 25, 1983.

        (2) Benchmark began January 1, 1986.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

         (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                   1.00%
         Distribution and Service (12b-1) Fees            None
         Other Expenses                                   0.00%(1)
         Total Annual Fund Operating Expenses             1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year         3 years         5 years         10 years
                  $102            $318            $551            $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assis-

Vista                                                              Fund Profile

   tant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Vista team:

   GLENN A. FOGLE, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American
   Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management) and an MBA from Texas Christian
   University. He is a Chartered Financial Analyst.

   DAVID M. ROSE, Portfolio Manager, has been a member of the team that manages
   Vista since January 2001. He joined American Century in July 1998 as an
   Investment Analyst. Before joining American Century, he was the business manager for SingleLife Enterprises Inc. from September 1991 to May 1996. From
   August 1996 to May 1998, he attended the Unversity of Wisconsin - Madison, where he earned an MS in finance investments and banking. He also has a bachelor's degree in business administration from Washingtion University.

6. HOW DO I BUY FUND SHARES?

   American Century offers several ways to purchase shares

   *  Complete and return an application along with an investment check payable to American Century Investments

   *  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

   *  Call us and send your investment by bank wire transfer

   Your initial investment must be at least $2,500 ($1,000 for traditional and
   Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

   You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
   For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Vista pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

   American Century offers several ways to make it easier for you to manage your account, such as

   *  telephone transactions

   *  wire and electronic funds transfers

   *  24-hour Automated Information Line transactions

   *  24-hour online account access and transactions

   You will find more information about these choices in Your Guide to American
   Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

   Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

   If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
   Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26992   0110                American Century Investment Services, Inc.

[front cover]

American Century
Fund Profile

Balanced Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

BALANCED FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities and the remainder in bonds and other fixed-income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States
    (measured by the value of their stock from most attractive to least attractive). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

    In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the ranking described above that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the
    S&P 500 without taking on significant additional risk.

    The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth and fifth highest categories. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

    Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued
    ability of the issuers of these securities to make payments of interest and principal as they become due.

    *  When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Because the equity portion of the fund is managed to the S&P 500 Index, its performance will be closely tied to the index's performance. If the index goes down, it is likely that the performance of the fund's equity portion will go down.

Balanced                                      American Century Investments

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Balanced may invest in securities of foreign companies and governments. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Balanced is intended for investors who want an investment that combines the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Balanced's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data from bar chart]

     Calendar Year-By-Year returns(1)
        2000            -2.66%
        1999            10.10%
        1998            16.29%
        1997            16.93%
        1996            12.61%
        1995            21.37%
        1994            -0.07%
        1993             7.24%
        1992            -6.06%
        1991            46.86%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Balanced's year-to-date return was -9.48%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Balanced                  15.95% (4Q 1991)        -7.82% (3Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index and the
    Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons.

                                      1 YEAR      5 YEARS    10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Balanced               -13.52%      6.51%       7.73%           9.84%
               S&P 500                -26.63%     10.22%      12.70%       13.43%(3)
               Lehman Aggregate
                 Bond Index            12.95%      8.06%       7.76%        7.64%(3)
               Blended Index(2)       -10.80%      9.36%      10.72%       11.47%(3)

        (1) The inception date for Balanced is October 20, 1988.

        (2) The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the blended index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

        (3) Since October 31, 1988, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The Board of Directors accepted a reduced fee for the management services provided to the fund effective August 1, 2000.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

        (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

Balanced                                                       Fund Profile

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                             0.97%(1)
               Distribution and Service (12b-1) Fees          None
               Other Expenses                             0.00%(2)
               Total Annual Fund Operating Expenses          0.97%

        (1) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule.
        As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                1 year       3 years        5 years       10 years
                 $99          $308           $535          $1,185

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Balanced team:

    JOHN SCHNIEDWIND, Senior Vice President, Senior Portfolio Manager and Group
    Leader --Quantitative Equity, has been a member of the team that manages
    Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue
    University and an MBA in finance from the University of California -
    Berkley. He is a Chartered Financial Analyst.

    JEFFREY R. TYLER, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Balanced since November 1998. He joined American Century as a Portfolio Manager in January 1988. He has a
    bachelor's degree in business economics from the University of California -
    Santa Barbara and an MBA in finance and economics from Northwestern
    University. He is a Chartered Financial Analyst.

    THOMAS P. VAIANA, Portfolio Manager, has been a member of the team that manages Balanced since February 2001. He joined American Century in February
    1997 as a Credit Analyst and was promoted to Portfolio Manager in August
    2000. Prior to joining American Century, he was an Analyst and Assistant
    Vice President with Duff & Phelps. He has a bachelor's degree in business finance from California State University.

    JEFFREY L. HOUSTON, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American
    Century as an Investment Analyst in November 1990 and was promoted to
    Portfolio Manager in 1994. He has a bachelor of arts from the University of
    Delaware and an MPA from Syracuse University. He is a Chartered Financial
    Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an
    Assistant Vice President and Analyst for First Interstate Bank, Los Angeles,
    California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from
    Creighton University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

Balanced                                          American Century Investments

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Balanced pays distributions of substantially all of its income quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Balanced                                                       Fund Profile

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26994    0110               American Century Investment Services, Inc.

[front cover]

AMERICAN CENTURY
Fund Profile

Veedot(sm) Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

[photo of woman on sitting on bench, photo of hand holding pencil]

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

VEEDOT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Veedot seeks long-term capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

    These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

    The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price
    (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These companies would be candidates for purchase. Conversely, companies whose share price patterns suggest a likely decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers'
    discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

    Additional information about Veedot's investments is available in its semiannual report. In this report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

    *  The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Although the fund managers expect to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund

Veedot                                             American Century Investments

    could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    In summary, Veedot is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Veedot's Investor
    Class shares for each full calendar year since the fund's inception on
    November 30, 1999. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]

        Calendar Year-By-Year Returns(1)
        2000            -1.35%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Veedot's year-to-date return was -25.00%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Veedot                    25.17% (1Q 2000)        -17.98% (1Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Wilshire 5000 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, please call us or access our Web site.

                                                1 YEAR              LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Veedot                             -33.84%               -6.99%
               Wilshire 5000 Index                -28.92%              -13.93%

        (1) The inception date for Veedot is November 30, 1999.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD
    WITHIN FIVE YEARS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Redemption/Exchange Fee                             2.0%(1)
         (as a percentage of amount redeemed/exchanged)
         Maximum Account Maintenance Fee                    $25(2)

        (1) Applies only to shares held for less than five years, excluding shares purchased through reinvested dividends or capital gains.

        (2) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee(1)                         1.50%
         Distribution and Service (12b-1) Fees     None
         Other Expenses(2)                         0.00%
         Total Annual Fund Operating Expenses      1.50%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Veedot                                                        Fund Profile

           EXAMPLE

             Assuming you. . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                             1 year                 3 years
                              $359                   $693

             You would pay the following expenses if you did not redeem your shares:

                             1 year                 3 years
                              $152                   $472

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Veedot team:

    JAMES E. STOWERS III, Co-Chairman and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He joined American Century in 1981. He has a bachelor's degree in finance from
    Arizona State University.

    JOHN SMALL JR., Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994, he has worked as an Analyst and Portfolio Manager for the Ultra fund. He joined American
    Century in May 1991. He has more than 20 years experience with the U.S. Air
    Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology.
    He also has an MBA from Baker University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Veedot for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

    IF YOU SELL SHARES OF VEEDOT WITHIN FIVE YEARS OF THEIR PURCHASE, YOU WILL
    PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

Veedot                                          American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Veedot pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions

    *  Wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Veedot                                                          Fund Profile

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26981  0110                 American Century Investment Services, Inc.